Right-of use assets - Summary of Right To Use Of Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 153,211
Transfer from construction in progress (Note 20)	8,659	¥ 10,515
Provision for impairment losses	682
Ending balance	151,065	153,211
Ending balance, Adjusted		153,211
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	222,585	193,100
Additions	7,173	22,375
Transfer from construction in progress (Note 20)	8,659	10,515
Reclassification with investment properties		16
Transfers to property, plant and equipment on exercise of purchase option	(2,780)	(2,641)
Disposals		(780)
- disposals	(4,599)
- disposal of a subsidiary	(69)
Ending balance	230,969	222,585
Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	69,374	55,749
Amortization charge for the year	15,388	15,263
Transfers to property, plant and equipment on exercise of purchase option	(982)	(874)
Disposals		(769)
- disposals	(4,551)
- disposal of a subsidiary	(7)
Ending balance	79,904	69,374
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	358
Provision for impairment losses	0
Ending balance	648	358
Others [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	392	138
Additions	190	51
Transfer from construction in progress (Note 20)	226	203
Reclassification with investment properties		0
Transfers to property, plant and equipment on exercise of purchase option	0	0
Disposals		0
- disposals	0
- disposal of a subsidiary	(43)
Ending balance	765	392
Others [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	34	0
Amortization charge for the year	90	34
Transfers to property, plant and equipment on exercise of purchase option	0	0
Disposals		0
- disposals	0
- disposal of a subsidiary	(7)
Ending balance	117	34
Land use rights [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,209
Provision for impairment losses	0
Ending balance	5,534	3,209
Land use rights [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,022	3,671
Additions	45	225
Transfer from construction in progress (Note 20)	2,440	110
Reclassification with investment properties		16
Transfers to property, plant and equipment on exercise of purchase option	0	0
Disposals		0
- disposals	0
- disposal of a subsidiary	(26)
Ending balance	6,481	4,022
Land use rights [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	813	701
Amortization charge for the year	134	107
Transfers to property, plant and equipment on exercise of purchase option	0	0
Disposals		0
- disposals	0
- disposal of a subsidiary	0
Ending balance	947	813
Aircraft and engines [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	147,491
Provision for impairment losses	682
Ending balance	143,363	147,491
Aircraft and engines [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	215,381	187,991
Additions	6,526	20,609
Transfer from construction in progress (Note 20)	5,993	10,202
Reclassification with investment properties		0
Transfers to property, plant and equipment on exercise of purchase option	(2,780)	(2,641)
Disposals		(780)
- disposals	(4,419)
- disposal of a subsidiary	0
Ending balance	220,701	215,381
Aircraft and engines [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	67,890	55,048
Amortization charge for the year	14,167	14,485
Transfers to property, plant and equipment on exercise of purchase option	(982)	(874)
Disposals		(769)
- disposals	(4,419)
- disposal of a subsidiary	0
Ending balance	77,338	67,890
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,153
Provision for impairment losses	0
Ending balance	1,520	2,153
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,790	1,300
Additions	412	1,490
Transfer from construction in progress (Note 20)	0	0
Reclassification with investment properties		0
Transfers to property, plant and equipment on exercise of purchase option	0	0
Disposals		0
- disposals	(180)
- disposal of a subsidiary	0
Ending balance	3,022	2,790
Buildings [member] | Accumulated amortization and impairment losses [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	637	0
Amortization charge for the year	997	637
Transfers to property, plant and equipment on exercise of purchase option	0	0
Disposals		0
- disposals	(132)
- disposal of a subsidiary	0
Ending balance	¥ 1,502	¥ 637